Mortgage Servicing Rights - Sensitivity to Changes in Interest Rates of the Fair Value of MSRs Portfolio and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Down Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	$ (520)	$ (476)
Net fair value 50 basis points	(231)	(209)
Net fair value 25 basis points	(109)	(98)
Down Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	453	375
Net fair value 50 basis points	216	180
Net fair value 25 basis points	105	88
Down Scenario [Member] | Net Sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(67)	(101)
Net fair value 50 basis points	(15)	(29)
Net fair value 25 basis points	(4)	(10)
Up Scenario [Member] | Mortgage Servicing Rights [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	302	270
Net fair value 50 basis points	177	159
Net fair value 25 basis points	95	85
Up Scenario [Member] | Derivative [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(336)	(314)
Net fair value 50 basis points	(184)	(165)
Net fair value 25 basis points	(96)	(84)
Up Scenario [Member] | Net Sensitivity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(34)	(44)
Net fair value 50 basis points	(7)	(6)
Net fair value 25 basis points	$ (1)	$ 1